Financial Instruments with Preferred Rights - Summary of Series of Financings by Issuing Preferred Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Nov. 01, 2023	May 01, 2023	Nov. 01, 2022
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	43,058,000	29,895	30,312	25,468
Subscription consideration	$ 215,000
Series Pre-A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	3,109,000
Subscription consideration	$ 5,000
Series A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	8,471,000
Subscription consideration	$ 20,000
Series B Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	10,128,000
Subscription consideration	$ 55,000
Series C Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares	21,350,000
Subscription consideration	$ 135,000